CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 444,298	$ 561,679
Restricted cash - current	480,976	617,761
Accounts receivable trade, net of allowance of $32,941 and $32,733 as of December 31, 2017 and 2018, respectively	498,231	358,091
Accounts receivable, unbilled	38	1,253
Amounts due from related parties	16,740	26,102
Inventories	262,022	346,092
Value added tax recoverable	107,222	94,503
Advances to suppliers - current, net of allowance of $5,705 and $5,702 as of December 31, 2017 and 2018, respectively	37,011	61,399
Derivative assets - current	4,761	16,200
Project assets - current	933,563	1,523,342
Assets held-for-sale		182,797
Prepaid expenses and other current assets	289,459	296,084
Total current assets	3,074,321	4,085,303
Restricted cash - non-current	15,716	10,695
Property, plant and equipment, net	884,986	747,235
Solar power systems, net	54,898	63,964
Deferred tax assets	121,087	131,796
Advances to suppliers - non-current, net of allowance of $13,057 and $15,224 as of December 31, 2017 and 2018, respectively	48,908	38,325
Prepaid land use rights	65,718	78,649
Investments in affiliates	126,095	414,215
Intangible assets, net	14,903	10,986
Goodwill	1,005	6,248
Derivative assets - non-current	3,216	10,911
Project assets - non-current	352,200	148,170
Other non-current assets	129,605	143,130
TOTAL ASSETS	4,892,658	5,889,627
Current liabilities:
Short-term borrowings	1,027,927	1,608,962
Long-term borrowings on project assets - current	265,770	348,793
Accounts payable	379,462	402,964
Short-term notes payable	369,722	572,631
Amounts due to related parties	16,847	6,023
Other payables	408,013	315,321
Convertible notes	127,428
Advances from customers	39,024	51,739
Derivative liabilities - current	13,698	6,121
Liabilities held-for-sale		185,872
Tax equity liabilities	158,496	407,683
Other current liabilities	141,970	201,903
Total current liabilities	2,948,357	4,108,012
Accrued warranty costs	50,605	55,659
Convertible notes		126,476
Long-term borrowings	393,614	404,341
Amounts due to related parties	568
Derivative liabilities - non-current		359
Liability for uncertain tax positions	20,128	9,264
Deferred tax liabilities	35,698	5,562
Loss contingency accruals	24,608	25,682
Financing liabilities - non-current	77,835	12,243
Other non-current liabilities	68,400	82,254
TOTAL LIABILITIES	3,619,813	4,829,852
Commitments and contingencies (Note 20)
Equity:
Common shares - no par value: unlimited authorized shares, 58,496,685 and 59,180,624 shares issued and outstanding at December 31, 2017 and 2018, respectively	702,931	702,162
Additional paid-in capital	10,675	417
Retained earnings	622,016	383,681
Accumulated other comprehensive loss	(110,149)	(54,034)
Total Canadian Solar Inc. shareholders' equity	1,225,473	1,032,226
Non-controlling interests in subsidiaries	47,372	27,549
TOTAL EQUITY	1,272,845	1,059,775
TOTAL LIABILITIES AND EQUITY	$ 4,892,658	$ 5,889,627